Income Taxes - Summary of the change in the valuation allowances against deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Balance at the beginning of the fiscal year	$ 67	$ 68	$ 60
Net change in the valuation allowance	305	(1)	8
Valuation allowances assumed as part of the Combination	291	0	0
Balance at the end of the fiscal year	372	67	68
Continuing Operations
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Increases through continuing operations	21	9	38
Reductions through continuing operations	(7)	(10)	(6)
Net change in the valuation allowance	14	(1)	32
Disposal of Russian Operations
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Net change in the valuation allowance	$ 0	$ 0	$ (24)